Related Party Transactions - Additional Information (Details)					1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Feb. 11, 2021 USD ($)	Jan. 26, 2021 USD ($) shares	Dec. 23, 2020 shares	Dec. 08, 2020 USD ($) shares	Jan. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Gross proceeds of shares issued	$ 345,000,000
Aggregate founder shares forfeited | shares						1,125,000		1,125,000
Sale price of common stock per share | $ / shares						$ 12.00	$ 12.00	$ 12.00
Sale of common stock per share trading days						20 days		20 days
Trading day period						30 days		30 days
Initial business combination period						150 days		150 days
Maximum working capital loans convertible into warrants						$ 1,500,000
Working capital loans convertible price per warrant | $ / shares						$ 1.50
Borrowings under working capital loans						$ 0
Payment made to an affiliate of sponsor								$ 10,000
Amount payable to sponsor for reimbursement miscellaneous expenses							$ 0	0
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Principal amount							$ 1,500,000	$ 1,500,000
Note convertible price | $ / shares							$ 1.50	$ 1.50
Debt Instrument, Collateral Amount							$ 399,702	$ 399,702
Energy Capital Partners Management, LP | Maximum
Related Party Transaction [Line Items]
Related party transaction, agreed loan amount		$ 300,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses related to administrative support services							30,000	77,143
Expenses related to administrative support services included in accounts payable						0	$ 10,000	$ 10,000
Payment made to an affiliate of sponsor						$ 10,000
Class B Common Stock
Related Party Transaction [Line Items]
Reverse stock split, description						6-for-5 reverse stock split		6-for-5 reverse stock split
Common stock, shares outstanding | shares						8,625,000	8,625,000	8,625,000
Stock split ratio			0.833
Class B Common Stock | Tracy McKibben
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares					35,000
Class B Common Stock | Kathryn E. Coffey
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares					35,000
Class B Common Stock | Richard Burke
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares					35,000
Class B Common Stock | David Lockwood
Related Party Transaction [Line Items]
Number of shares transferred to founder by sponsor | shares					35,000
Class B Common Stock | Founder Shares
Related Party Transaction [Line Items]
Gross proceeds of shares issued				$ 25,000
Shares issued | shares				8,625,000
Reverse stock split, description						6-for-5 reverse stock split		6-for-5 reverse stock split
Common stock, shares outstanding | shares		8,625,000	7,187,500
Stock split ratio		0.833
Percentage of common stock issued and outstanding						20.00%